GuidePath® Growth Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.83%
	Exchange Traded Funds - 70.24%
967,670	iShares Core MSCI Emerging Markets ETF	$52,021,939
561,124	iShares Core S&P Small-Cap ETF (a)	47,050,247
446,951	iShares MSCI Canada ETF (a)	13,359,365
188,438	iShares MSCI Switzerland ETF	7,658,120
1,284,810	Schwab U.S. Large-Cap ETF (a)	98,686,256
499,607	Schwab U.S. Large-Cap Growth ETF (a)	46,418,486
320,286	SPDR S&P 600 Small Cap Growth ETF (a)	20,664,853
200,527	SPDR S&P China ETF (a)	20,584,097
103,705	Vanguard FTSE All World ex-US Small-Cap ETF	11,521,626
2,202,792	Vanguard FTSE Developed Markets ETF (a)	97,055,016
114,447	Vanguard Global ex-U.S. Real Estate ETF	6,762,673
142,491	Vanguard Real Estate ETF (a)	13,221,740
256,859	Vanguard Russell 1000 Growth ETF (a)	46,473,499
73,738	Vanguard Russell 2000 Growth	11,489,855
535,577	Vanguard S&P 500 ETF (a)	158,423,677
62,271	Vanguard Value ETF (a)	7,463,179
		658,854,628
	Mutual Funds - 28.59%
1,389,537	AMCAP Fund - Class F3	46,702,329
1,261,199	American Funds - EuroPacific Growth Fund - Class F3	70,135,284
753,057	American Funds - Fundamental Investors - Class F3	46,689,547
387,087	American Funds - SMALLCAP World Fund, Inc. - Class F3	23,035,556
911,193	American Funds - The Growth Fund of America - Class F3	46,552,839
885,985	American Funds - The Investment Company of America - Class F3	35,040,711
		268,156,266
	Total Investment Companies (Cost $743,802,313)	927,010,894

	SHORT TERM INVESTMENTS - 0.44%
	Money Market Funds - 0.44%
4,164,857	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)	4,164,857
	Total Short Term Investments (Cost $4,164,857)	4,164,857

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 11.39%
106,848,247	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	106,848,247
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $106,848,247)	106,848,247

	Total Investments (Cost $854,815,417) - 110.66%	1,038,023,998
	Liabilities in Excess of Other Assets - (10.66)%	(99,989,288)
	TOTAL NET ASSETS - 100.00%	$938,034,710

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.